Significant events - Senior Unsecured Notes (Details) - Senior Unsecured Note, April 17, 2025 - USD ($) $ in Millions	Dec. 31, 2020	Apr. 14, 2020
Disclosure of detailed information about borrowings [line items]
Notes issued		$ 1,750
Interest rate (as a percent)	5.375%	5.375%